OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
OTHER LIABILITIES
Other tax payable	$ 1,630,159	$ 1,623,217
Accounts payable	3,874
Accrued payroll	172,508	101,656
Compensation payable	1,260,000	1,260,000
Legal fees payable	381,224	276,782
Loans payable	263,205
Audit fee payable	60,000	51,294
Rental and property management fee payable	264,689	269,392
Other payables	271,529	132,927
Total other liabilities	$ 4,307,188	$ 3,715,268